Intangible assets net (Details) - Intangible Assets [Member] - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Subtotal	$ 1,001,729	$ 991,336
Less: accumulated amortization	(998,788)	(988,276)
Intangible assets, net	2,941	3,060
Software[Member]
Subtotal	14,196	14,049
Patents [Member]
Subtotal	$ 987,533	$ 977,287